Taxation (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
TAXATION [Abstract]
Net operating loss from operations	$ 40,788	$ 61,450
Intangible assets	3,308	2,261
Accrued salary and benefits	4,678	7,871
Others	1,162	3,471
Total deferred tax assets	49,936	75,053
Less: Valuation allowance	(32,534)	(51,431)
Net deferred tax assets	17,402	23,622
Deferred tax liability
Related to acquired intangible assets	0	1,805
Withholding tax related to distribution of dividend	24,884	22,356
VAT refund	3,616	3,943
Net deferred tax liabilities	$ 28,500	$ 28,104